Expense Example, No Redemption {- Fidelity Advisor® Dividend Growth Fund} - 11.30 Fidelity Advisor Dividend Growth Fund - AMCIZ PRO-15 - Fidelity Advisor® Dividend Growth Fund	Jan. 29, 2022 USD ($)
Fidelity Advisor Dividend Growth Fund-Class A
Expense Example, No Redemption:
1 Year	$ 655
3 Years	825
5 Years	1,009
10 Years	1,541
Fidelity Advisor Dividend Growth Fund-Class M
Expense Example, No Redemption:
1 Year	455
3 Years	678
5 Years	919
10 Years	1,610
Fidelity Advisor Dividend Growth Fund-Class C
Expense Example, No Redemption:
1 Year	165
3 Years	511
5 Years	881
10 Years	1,711
Fidelity Advisor Dividend Growth Fund - Class I
Expense Example, No Redemption:
1 Year	61
3 Years	192
5 Years	335
10 Years	750
Fidelity Advisor Dividend Growth Fund-Class Z
Expense Example, No Redemption:
1 Year	46
3 Years	144
5 Years	252
10 Years	$ 567